Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
November 30, 2022

Dates Covered
Collections Period	11/01/22 - 11/30/22
Interest Accrual Period	11/15/22 - 12/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/22	546,928,320.52	27,141
Yield Supplement Overcollateralization Amount 10/31/22	15,081,661.03	0
Receivables Balance 10/31/22	562,009,981.55	27,141
Principal Payments	20,091,906.79	398
Defaulted Receivables	686,484.26	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/22	14,225,225.32	0
Pool Balance at 11/30/22	527,006,365.18	26,718

Pool Statistics	$ Amount	# of Accounts
Pool Factor	49.07%
Prepayment ABS Speed	1.22%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	6,591,247.29	271
Past Due 61-90 days	1,582,119.25	68
Past Due 91-120 days	336,577.63	19
Past Due 121+ days	0.00	0
Total	8,509,944.17	358

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.57%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.35%
Delinquency Trigger Occurred	NO

Recoveries	472,669.23
Aggregate Net Losses/(Gains) - November 2022	213,815.03
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.46%
Prior Net Losses/(Gains) Ratio	0.30%
Second Prior Net Losses/(Gains) Ratio	0.07%
Third Prior Net Losses/(Gains) Ratio	0.60%
Four Month Average	0.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.28%

Overcollateralization Target Amount	6,060,573.20
Actual Overcollateralization	6,060,573.20
Weighted Average Contract Rate	3.88%
Weighted Average Contract Rate, Yield Adjusted	5.47%
Weighted Average Remaining Term	45.14

Flow of Funds	$ Amount
Collections	22,361,767.96
Investment Earnings on Cash Accounts	17,644.87
Servicing Fee	(468,341.65)
Transfer to Collection Account	-
Available Funds	21,911,071.18

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	189,073.19
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	13,632,279.65
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,060,573.20
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,984,324.14

Total Distributions of Available Funds	21,911,071.18

Servicing Fee	468,341.65
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 11/15/22	540,638,644.83
Principal Paid	19,692,852.85
Note Balance @ 12/15/22	520,945,791.98

Class A-1
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2
Note Balance @ 11/15/22	28,028,644.83
Principal Paid	19,692,852.85
Note Balance @ 12/15/22	8,335,791.98
Note Factor @ 12/15/22	2.2646070%

Class A-3
Note Balance @ 11/15/22	368,080,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	368,080,000.00
Note Factor @ 12/15/22	100.0000000%

Class A-4
Note Balance @ 11/15/22	96,650,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	96,650,000.00
Note Factor @ 12/15/22	100.0000000%

Class B
Note Balance @ 11/15/22	31,920,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	31,920,000.00
Note Factor @ 12/15/22	100.0000000%

Class C
Note Balance @ 11/15/22	15,960,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	15,960,000.00
Note Factor @ 12/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	233,894.19
Total Principal Paid	19,692,852.85
Total Paid	19,926,747.04

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	4,671.44
Principal Paid	19,692,852.85
Total Paid to A-2 Holders	19,697,524.29

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2204054
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.5571550
Total Distribution Amount	18.7775604

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0126910
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	53.5001028
Total A-2 Distribution Amount	53.5127938

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	692.25
Noteholders' Principal Distributable Amount	307.75

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/22	2,659,652.60
Investment Earnings	7,982.10
Investment Earnings Paid	(7,982.10)
Deposit/(Withdrawal)	-
Balance as of 12/15/22	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,154,693.75	$5,840,446.10	$3,482,271.65
Number of Extensions	161	232	134
Ratio of extensions to Beginning of Period Receivables Balance	0.74%	1.00%	0.57%